FAIR VALUE DISCLOSURES Fair Value Disclosures (Other Financial Instruments) (Details) - USD ($) $ in Thousands	Jun. 28, 2017	Sep. 28, 2016	Jun. 29, 2016
Debt Instrument [Line Items]
Long-term Debt	$ 1,292,250
2.60% notes [Member]
Debt Instrument [Line Items]
Long-term Debt	249,495		$ 248,918
Long-term Debt, Fair Value	$ 250,480		252,445
Debt Instrument, Interest Rate, Stated Percentage	2.60%
3.88% notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 297,912		297,556
Long-term Debt, Fair Value	$ 286,077		302,655
Debt Instrument, Interest Rate, Stated Percentage	3.88%
5.00% notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 344,405		0
Long-term Debt, Fair Value	$ 347,956		$ 0
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%